Accounts Payable and Other (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Payable and Accrued Liabilities [Abstract]
Accounts payable and other

In millions	As at December 31,	2023	2022
Trade payables		$968	$954
Payroll-related accruals		391	535
Accrued charges		350	288
Income and other taxes		310	388
Accrued interest		215	201
Operating lease liabilities (Note 13)		117	125
Derivative instruments (Note 23)		64	4
Personal injury and other claims provisions (Note 22)		51	45
Environmental provisions (Note 22)		39	41
Contract liabilities (Note 5)		13	12
Other postretirement benefits liability (Note 18)		12	14
Other		165	178
Total accounts payable and other		$2,695	$2,785